Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (618)	€ (565)	€ (638)
Net finance income (expense) from financial assets held for trading	127	32	(111)
Interest and other expense due to banks and other financial institutions	(122)	(120)	(113)
Interests on lease liabilities	(378)
Interest from banks	21	18	12
Interest and other income on financial receivables and securities held for non-operating purposes	8	8	16
Finance income (expense) related to net borrowings	(962)	(627)	(834)
Exchange differences	250	341	(905)
Income (expense) from derivative financial instruments	(14)	(307)	837
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	112	132	128
Capitalized finance expense	93	52	73
Finance expense due to the passage of time (accretion discount)	(255)	(249)	(264)
Other finance (expense)	(103)	(313)	(271)
Other finance income (cost)	(153)	(378)	(334)
Finance income (expense)	€ (879)	€ (971)	€ (1,236)